Shareholder Report, Average Annual Return (Details) 194536_LKCM Small-Mid Cap Equity Fund_Institutional Class_TSR Annual {Institutional Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LKCM Small-Mid Cap Equity Fund
Average Annual Return, Percent	5.28%	6.59%	10.42%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500® Index
Average Annual Return, Percent	11.91%	7.26%	10.40%